Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Card Member receivables, gross	$ 44,163	$ 42,766
Card Member loans	67,238	65,229
Other assets	11,228	11,418
Short-term borrowings	5,021	3,314
Long-term debt	55,330	58,973
Cash and cash equivalents
Securities purchased under resale agreements	143	58
Accounts receivable
Card Member receivables, reserves	386	428
Other receivables, reserves	71	86
Loans
Card Member loans, reserves	1,261	1,471
Other loans, reserves	13	20
Premises and equipment, accumulated depreciation	5,978	5,429
Restricted cash	486.0	568.0
Accumulated other comprehensive (loss) income
Net unrealized securities gains, tax	33	175
Foreign currency translation adjustments, tax	(526)	(611)
Net unrealized pension and other postretirement benefit losses, tax	(177)	(233)
Common shares, par value	$ 0.20	$ 0.20
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,064,000,000	1,105,000,000
Common shares, outstanding	1,064,000,000	1,105,000,000
Variable Interest Enterprise [Member]
Card Member receivables, gross	7,329	8,012
Card Member loans	31,245	32,731
Short-term borrowings	2,000	0
Long-term debt	18,690	19,277
Loans
Restricted cash	$ 58.0	$ 76.0